Employee benefit expense - Number of Directors (Details)	12 Months Ended
	Dec. 31, 2023 Option director	Dec. 31, 2022 Option director	Dec. 31, 2021 Option director
Number of Directors accruing retirement benefits
-defined contribution schemes			2
Number of Directors exercising share options	1	1	2
Number of Directors receiving shares as part of long-term incentive schemes	2	2	2
Highest paid director
Number of Directors accruing retirement benefits
Shares options exercised | Option	971,802	0	163,625